Net Debt - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of net debt [line items]
Cash and cash equivalents restricted by legal or contractual arrangements	$ 108,000,000	$ 98,000,000
Defaults on loans payable	0
Revolving credit facility [member]
Disclosure of net debt [line items]
Revolving credit facility, maximum amount	6,000,000,000
Revolving credit facility, amount drawn
Revolving credit facility, maturity period	P5Y